Subordinated Debentures-Schedule of Net of Holdings in Debentures (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about borrowings [line items]
Conversion of rate outstanding NVCC	125.00%
Conversion foreign currency	$ 5
Subordinated debentures purchased for cancellation	$ 1,276	$ 750
US dollar [member]
Disclosure of detailed information about borrowings [line items]
Conversion foreign currency	$ 5
Subordinated debentures non viability contingent capital [member]
Disclosure of detailed information about borrowings [line items]
Conversion of rate outstanding NVCC	150.00%
Conversion of floor price	$ 5
June 2025
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	Redeemable at any time.
December 2025
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	US$1,250 million. Interest will be payable semi-annually in arrears on June 16 and December 16 of each year, until maturity in December 2025.
Subordinated Indebtedness Carrying Value	$ 1,250	$ 1,250
March 2027
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	On March 30, 2022, the Bank redeemed these notes at 100% of their principal amount plus accrued interest to the redemption date.
Percentage of the principal amount of subordinated debt redeemable	100.00%	100.00%
January 2029
Disclosure of detailed information about borrowings [line items]
Redemption Date	Jan. 18, 2024	Jan. 18, 2024
Borrowings interest rate basis	Redeemable on or after January 18, 2024. After January 18, 2024, interest will be payable at an annual rate equal to the three-month bankers’ acceptance rate plus 1.58%.
Borrowings, adjustment to interest rate basis	1.58%	1.58%
July 2029
Disclosure of detailed information about borrowings [line items]
Redemption Date	Jul. 03, 2024	Jul. 03, 2024
Borrowings interest rate basis	Redeemable on or after July 3, 2024. After July 3, 2024, interest will be payable at an annual rate equal to the three-month bankers’ acceptance rate plus 1.18%.
Borrowings, adjustment to interest rate basis	1.18%	1.18%
August 2085
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	US$57 million bearing interest at a floating rate of the offered rate for six-month US$ LIBOR plus 0.125%. Redeemable on any interest payment date.
Borrowings, adjustment to interest rate basis	0.125%	0.125%
Subordinated Indebtedness Carrying Value	$ 57	$ 57
Subordinated debentures purchased for cancellation	$ 19
May 2037
Disclosure of detailed information about borrowings [line items]
Redemption Date	Apr. 12, 2027	Apr. 12, 2027
Borrowings interest rate basis	US$1,250 million. Redeemable between April 12, 2027, and May 4, 2032. On May 4, 2032, interest will reset at the then prevailing 5-year US treasury rate plus 2.050%.
Borrowings, adjustment to interest rate basis	2.05%	2.05%
Subordinated Indebtedness Carrying Value	$ 1,250	$ 1,250
May 2032
Disclosure of detailed information about borrowings [line items]
Redemption Date	May 03, 2027	May 03, 2027
Borrowings interest rate basis	Redeemable on or after May 3, 2027. After May 3, 2027, interest will be payable quarterly at the then prevailing three-month bankers’ acceptance rate plus 1.52%.
Borrowings, adjustment to interest rate basis	1.52%	1.52%